Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,119,000
Previously Paid Amount	0.00
Total Fee Amount	271.35
Total Offset Amount	0.00
Net Fee	271.35
Narrative - Max Aggregate Offering Price	$ 3,119,000
Final Prospectus	true